Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	As of December 31,
(in thousands)	2016	2017
Prepaid advertising	€5,303	€12,577
Other prepaid expenses	3,301	3,755
Other assets	2,925	2,426
Total	€11,529	€18,758